Dividends	12 Months Ended
Jun. 30, 2022
Dividends
Dividends
12	Dividends

Dividends paid in the year were $44,010,000 (2021: $14,665,000; 2020: $29,554,000) equivalent to $0.27 (2021: $0.09; 2020: $0.18) per share. The pounds sterling equivalents were £33,553,000 (2021: £10,718,000; 2020: £23,229,000) equivalent to £0.21 (2021: £0.07; 2020: £0.14) per share.